UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust
(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2012

Date of reporting period: 08/31/2012

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

	Shares	Value

Common Stock -91.90%

Beverages - 7.90%
* Constellation Brands, Inc. - Class A	20,000	$658,800
Dr. Pepper Snapple Group, Inc.	10,000	448,100
		1,106,900
Building Materials - 3.64%
* Fortune Brands Home & Security, Inc.	20,000	510,000

Chemicals - 5.73%
Kronos Worldwide, Inc.	15,000	254,550
RPM International, Inc.	20,000	548,200
		802,750
Commercial Services - 2.57%
* Quanta Services, Inc.	15,000	360,000

Computers - 2.94%
* SanDisk Corp.	10,000	412,200

Electrical Components & Equipment - 2.46%
Energizer Holdings, Inc.	5,000	344,500

Food - 4.39%
McCormick & Co., Inc.	10,000	614,400

Hand & Machine Tools - 11.95%
Lincoln Electric Holdings, Inc.	11,000	453,750
Snap-On, Inc.	10,000	694,200
Stanley Black & Decker, Inc.	8,000	526,240
		1,674,190
Healthcare - Products - 5.88%
DENTSPLY International, Inc.	10,000	362,700
* Henry Schein, Inc.	6,000	460,860
		823,560
Healthcare - Services - 3.45%
Quest Diagnostics, Inc.	8,000	483,760

Household Products & Wares - 5.61%
Newell Rubbermaid, Inc.	20,000	358,600
Tupperware Brands Corp.	8,000	427,840
		786,440
Mining - 4.81%
Cameco Corp.	15,000	327,900
Silver Wheaton Corp.	10,000	346,000
		673,900

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

	Shares	Value
Common Stock - 91.90% (continued)

Miscellaneous Manufacturing - 3.65%
Hillenbrand, Inc.	15,000	$271,800
Parker Hannifin Corp.	3,000	239,940
		511,740
Oil & Gas - 8.89%
Cabot Oil & Gas Corp.	5,000	207,050
Energen Corp.	10,000	510,500
* Rowan Cos. PLC	15,000	527,700
		1,245,250
Oil & Gas Services - 3.91%
* Cameron International Corp.	10,000	547,100

Pharmaceuticals - 3.14%
* Salix Pharmaceuticals Ltd.	10,000	439,600

Retail - 5.31%
Advance Auto Parts, Inc.	5,000	355,600
GNC Holdings, Inc. - Class A	10,000	388,500
		744,100
Semiconductors - 2.78%
* LSI Corp.	50,000	389,500

Textiles - 2.89%
Cintas Corp.	10,000	404,200

Total Common Stock (Cost $10,220,923)		12,874,090

Exchange-Traded Funds - 3.52%
* SPDR Gold Trust	3,000	492,660

Total Exchange-Traded Funds (Cost $244,645)		492,660

Investment Companies - 4.65%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	651,228	651,228

Total Investment Companies (Cost $651,228)		651,228

Total Investments (Cost $11,116,796) - 100.07%		14,017,978
Liabilities in Excess of Other Assets, net - (0.07)%		(9,657)

Net Assets - 100.00%		$14,008,321

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2012 is subject to change and resets daily.

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

Industry	% of Net Assets	Value

Beverages	7.90%	$1,106,900
Building Materials	3.64%	510,000
Chemicals	5.73%	802,750
Commercial Services	2.57%	360,000
Commodity Funds	3.52%	492,660
Computers	2.94%	412,200
Electrical Components & Equipment	2.46%	344,500
Food	4.39%	614,400
Hand & Machine Tools	11.95%	1,674,190
Healthcare - Products	5.88%	823,560
Healthcare - Services	3.45%	483,760
Household Products & Wares	5.61%	786,440
Mining	4.81%	673,900
Miscellaneous Manufacturing	3.65%	511,740
Money Market Fund	4.65%	651,228
Oil & Gas	8.89%	1,245,250
Oil & Gas Services	3.91%	547,100
Pharmaceuticals	3.14%	439,600
Retail	5.31%	744,100
Semiconductors	2.78%	389,500
Textiles	2.89%	404,200
	100.07%	$14,017,978

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

	Shares	Value

Closed-End Funds - 1.89%
Central Fund of Canada Ltd.	10,000	$221,700

Total Closed-End Funds (Cost $210,500)		221,700

Common Stock - 93.35%

Apparel - 2.84%
* Maidenform Brands, Inc.	15,000	332,850

Chemicals - 4.08%
Stepan Co.	5,000	477,600

Commercial Services - 11.12%
Deluxe Corp.	20,000	567,400
* H&E Equipment Services, Inc.	15,000	265,500
Landauer, Inc.	8,000	469,120
		1,302,020
Computers - 4.90%
* 3D Systems Corp.	10,000	437,100
* Mitek Systems, Inc.	30,000	136,200
		573,300
Distribution & Wholesale - 3.54%
Watsco, Inc.	5,500	415,030

Electric - 6.05%
Black Hills Corp.	10,000	342,000
NorthWestern Corp.	10,000	366,000
		708,000
Electronics - 2.78%
* Rofin-Sinar Technologies, Inc.	15,000	325,950

Engineering & Construction - 3.15%
Chicago Bridge & Iron Co. NV	10,000	368,200

Environmental Control - 2.92%
Covanta Holding Corp.	20,000	342,000

Food - 6.50%
B&G Foods, Inc. - Class A	10,000	292,700
Snyders-Lance, Inc.	20,000	467,800
		760,500
Forest Products & Paper - 3.42%
* KapStone Paper and Packaging Corp.	20,000	400,600

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

	Shares	Value

Common Stock - 93.35% (continued)

Gas - 4.26%
Questar Corp.	15,000	$296,250
South Jersey Industries, Inc.	4,000	202,480
		498,730
Healthcare - Products - 2.27%
Meridian Bioscience, Inc.	15,000	265,200

Home Furnishings - 2.83%
Ethan Allen Interiors, Inc.	15,000	331,200

Household Products & Wares - 8.30%
Jarden Corp.	10,000	483,300
WD-40 Co.	10,000	488,100
		971,400
Iron & Steel - 3.23%
Carpenter Technology Corp.	8,000	378,080

Oil & Gas - 2.33%
* Birchcliff Energy Ltd.	40,000	272,920

Oil & Gas Services - 1.56%
Gulf Island Fabrication, Inc.	7,000	182,140

Pipelines - 2.74%
Eagle Rock Energy Partners LP	34,000	321,300

REITs - 9.04%
Ashford Hospitality Trust, Inc.	40,000	331,200
Capstead Mortgage Corp.	20,000	286,800
Rayonier, Inc.	9,000	440,910
		1,058,910
Retail - 5.49%
Buckle, Inc.	10,000	455,400
Roundy's, Inc.	25,000	187,250
		642,650

Total Common Stock (Cost $8,617,700)		10,928,580

Investment Companies - 4.75%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	556,556	556,556

Total Investment Companies (Cost $556,556)		556,556

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

Value

Total Investments (Cost $9,384,756) - 99.99%	$11,706,836
Other Assets in Excess of Liabilities, net - 0.01%	659
Net Assets - 100.00%	$11,707,495

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2012 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2012 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	2.84%	$332,850
Chemicals	4.08%	477,600
Closed-end Funds	1.89%	221,700
Commercial Services	11.12%	1,302,020
Computers	4.90%	573,300
Distribution & Wholesale	3.54%	415,030
Electric	6.05%	708,000
Electronics	2.78%	325,950
Engineering & Construction	3.15%	368,200
Environmental Control	2.92%	342,000
Food	6.50%	760,500
Forest Products & Paper	3.42%	400,600
Gas	4.26%	498,730
Healthcare - Products	2.27%	265,200
Home Furnishings	2.83%	331,200
Household Products & Wares	8.30%	971,400
Iron & Steel	3.23%	378,080
Money Market Fund	4.75%	556,556
Oil & Gas	2.33%	272,920
Oil & Gas Services	1.56%	182,140
Pipelines	2.74%	321,300
REITs	9.04%	1,058,910
Retail	5.49%	642,650
Total	99.99%	$11,706,836

See Notes to Schedules of Investments.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2012 (Unaudited)

Organization
The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the Funds and individually the Mid-Cap Fund and Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2012 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2012:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$12,874,090	$-	$12,874,090
Investment Companies	492,660	651,228	1,143,888
Totals	$13,366,750	$651,288	$14,017,978

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,928,580	$-	$10,928,580
Investment Companies	221,700	556,556	778,256
Totals	$11,150,280	$556,556	$11,706,836

(a)
As of and during the nine-month period ended August 31, 2012, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between Level 1 and Level 2 for the Funds during the nine month period ended August 31, 2012.

Federal Income Taxes
The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2012 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,116,796	$3,132,049	$(230,867)	$2,901,182
Small-Cap Fund	9,471,049	2,923,714	(687,927)	2,235,787

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation in Passive Foreign Investment Companies (“PFIC’s”).

Capital Management Funds

Notes to Schedules of Investments	August 31, 2012 (Unaudited)

New Accounting Pronouncements
In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRSs).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Funds financial statements.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)           A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 15, 2012